Financial Instruments (Details) (U.S. government obligations, including government-backed agencies [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
U.S. government obligations, including government-backed agencies [Member]
Summary of available-for-sale securities
Amortized Cost	$ 3,999
Gross Unrealized Losses
Gross Unrealized Gains
Estimated Fair Value	$ 3,999